Unaudited Condensed Consolidated Balance Sheets	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Current Assets
Cash and cash equivalents	$ 152,206	$ 248,382		$ 60,155
Restricted cash	607,362	615,433		656,625
Inventories	11,460
Accounts receivable, net				1,530
Short-term investments	65,052	64,736		79,312
Prepaid expense and other current assets	96,362	96,213		101,051
Total Current Assets	1,469,561	2,179,815		1,656,709
Property and equipment, net	8,168,746	511,088		569,278
Operating lease right-of-use assets	533,460	640,387		809,283
Long-term investments	2,760,062	2,258,754		2,527,740
Prepayment for long-term investments	1,124,842	1,124,842		1,274,842
Prepayment for asset acquisition	691,900	691,900		691,900
Other non-current assets	127,128	133,121		141,231
Total Assets	14,875,699	7,539,907		7,784,499
Current Liabilities
Short-term bank and other loans	801,407	840,252		899,250
Accrued expenses and other current liabilities	3,826,819	3,509,422		3,548,352
Contract liabilities	81,115	81,115		79,500
Taxes payables				112,946
Operating lease liabilities	366,475	403,581		401,826
Total Current Liabilities	6,730,739	6,557,461		6,101,889
Tenant security deposit	21,680	21,680		21,680
Operating lease liability – non-current	166,985	236,807		407,457
Total Liabilities	6,919,404	6,815,948		6,531,026
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, $0.001 par value, 20,000,000 authorized, nil shares issued and outstanding
Common stock, value	15,378	13,868	[1]	7,940	[1]
Stock to be issued	31,040	31,040
Additional paid-in capital	83,615,369	78,595,065		73,978,380
Accumulated deficit	(69,791,882)	(68,949,807)		(64,046,929)
Accumulated other comprehensive income	444,172	445,665		516,387
Treasury stock	(8,909,691)	(8,909,691)		(8,901,668)
Total Stockholders’ equity	5,404,386	1,226,140		1,554,110
Noncontrolling interest	2,551,909	(502,181)		(300,637)
Total Equity	7,956,295	723,959		1,253,473
Total Liabilities and Equity	14,875,699	7,539,907		7,784,499
Related Party
Current Assets
Accounts receivable - related parties, net				10,463
Due from related parties	537,119	1,155,051		747,573
Due from related parties - non-current, net				113,516
Current Liabilities
Due to related parties	819,384	773,045		173,493
Convertible notes payable – third parties, net	$ 835,539	$ 950,046		$ 886,522

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.